FAIR VALUE (Details 5) (Recurring basis, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Total
Assets and liabilities measured at fair value on a nonrecurring basis
Contingent consideration	$ (51,419)	$ (18,552)
Foreign currency forward contracts	8	26
Total	(51,411)	(18,526)
Other Observable Inputs (Level 2)
Assets and liabilities measured at fair value on a nonrecurring basis
Foreign currency forward contracts	8	26
Total	8	26
Significant Unobservable Inputs (Level 3)
Assets and liabilities measured at fair value on a nonrecurring basis
Contingent consideration	(51,419)	(18,552)
Total	$ (51,419)	$ (18,552)